Investment in Affiliate	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Investments [Abstract]
Investment in Affiliate

Note 6 – Investment in Affiliate

At December 31, 2022, the Company had invested $2,908,300 in Jupiter Wellness Sponsor LLC (“JWSL”), a limited liability company formed for the sole purpose of sponsorship of Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”) and an unconsolidated subsidiary. Mr. Brian John, our CEO, is the managing member of JWSL and Chief Executive Officer of JWAC. During the three months ended March 31, 2023, the Company loaned an additional $300,000 to JWAC to cover costs related to the shareholder meeting regarding the approval of a proposed merger (see Note 16 – Subsequent Event).

On November 3, 2021, JWAC filed a registration statement (“IPO”) with the Securities and Exchange Commission with an initial funding of $100M. On December 6, 2021 the IPO was deemed effective. The total amount raised in the IPO was $138,000,000.

At March 31, 2023, JWSL holds 1,437,500 Founders shares of JWAC and 288,830 Private Placement Units of JWAC for the benefit of the Company.

At March 31, 2023 and December 31, 2022, the Company also had loans totaling $22,823 and $9,073, respectively, to an affiliate.

Note 6 – Investment in Affiliate

At December 31, 2021, the Company had invested $2,908,300 in Jupiter Wellness Sponsor LLC (“JWSL”), a limited liability company formed for the sole purpose of sponsorship of Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”) and an unconsolidated subsidiary. Mr. Brian John, our CEO, is the managing member of JWSL and Chief Executive Officer of JWAC.

On November 3, 2021, JWAC filed a registration statement (“IPO”) with the Securities and Exchange Commission with an initial funding of $100M. On December 6, 2021 the IPO was deemed effective. The total amount raised in the IPO was $138m. JWAC has a vote scheduled on April 17,2023 on a potential merger.

At December 31, 2022, JWSL holds 1,437,500 Founders shares of JWAC and 288,830 Private Placement Units of JWAC for the benefit of the Company.

At December 31, 2022, the Company also had a $9,073 loan to an affiliate.